INCOME TAXES - Reconciliation of Unrecognized Tax Benefit (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefit at beginning of year	$ 72	$ 85	$ 91
Gross increase - tax positions in prior years	2	3	9
Gross decrease - tax positions in prior years	(4)	(2)	(1)
Gross increase - tax positions in current year	18	5	16
Gross decrease - tax positions in current year	0	(2)	0
Settlement	0	(13)	0
Lapse of statutes of limitations	(5)	(4)	(30)
Unrecognized Tax Benefit at End of Year	$ 83	$ 72	$ 85